Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Goodwill
Balance at beginning of the year		¥ 11,763	¥ 11,716
Foreign currency translation adjustment		503,062	47
Increase in goodwill related to acquisition		12,432,367
Balance at end of the year	$ 1,859,748	12,947,192	11,763
YY Live
Goodwill
Balance at beginning of the year		11,763	11,716
Foreign currency translation adjustment		16	47
Balance at end of the year		11,779	¥ 11,763
Bigo [Member]
Goodwill
Foreign currency translation adjustment		503,046
Increase in goodwill related to acquisition		12,432,367
Balance at end of the year		¥ 12,935,413